PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥5,097,921	¥5,097,920	$801,382
Office equipment and fixtures	1,385,084	1,481,943	232,958
Production equipment	30,559,275	30,695,149	4,825,205
Total property and equipment	37,042,280	37,275,012	5,859,545
Less: accumulated depreciation	(9,135,200)	(10,387,871)	(1,632,949)
Less: Impairment for property and equipment	(768,312)	(768,312)	(120,777)
Property and equipment, net	¥27,138,768	¥26,118,829	$4,105,819

Depreciation expenses was ¥1,355,970 and ¥1,318,517 ($207,268) for the six months ended December 31, 2020 and 2021, respectively.

Loss from property and equipment disposal was ¥1,095 and ¥35,279 ($5,546) for the six months ended December 31, 2020 and 2021, respectively.